SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE BASED COMPENSATION
Schedule of share-based compensation expenses were allocated in operating expenses by function

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Sales and marketing expenses	17,452	11,422	19,207	2,632
General and administrative expenses(1)	380,566	228,084	345,639	47,360
	398,018	239,506	364,846	49,992

(1) Includes share based compensation expenses of RMB63.6 million, RMB40.9 million and RMB74.0 million (US$10.1 million) in “research and development expenses”, which was a component of “General and administrative expenses”, for the years ended December 31, 2022, 2023 and 2024, respectively.

2019 Plan
SHARE BASED COMPENSATION
Summary of the employee equity award activity

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic
	options	exercise price	term	Value
		US$	Years	US$
Outstanding as of December 31, 2021	60,453,072	0.0002	7.91
Granted	—	—
Exercised	(32,008,561)	0.0002		88,097
Forfeit	—	0.0002
Outstanding as of December 31, 2022	28,444,511	0.0002	7.24
Granted	—	—
Exercised	(24,108,314)	0.0002		82,205
Forfeit	(243,016)	0.0002
Outstanding as of December 31, 2023	4,093,181	0.0002	6.34
Granted	—	—
Exercised	(2,749,765)	0.0002		86,175
Forfeit	—	0.0002
Outstanding as of December 31, 2024	1,343,416	0.0002	4.28
Fully vested and expected to vest as of December 31, 2024	66,695,568	0.0002	4.82	213,996
Exercisable as of December 31, 2024	1,343,416		4.28	4,310

2021 plan
SHARE BASED COMPENSATION
Summary of the employee equity award activity

		Weighted-Average
		Grant-Date
	Number	Fair Value
	of RSUs	US$
Unvested as of December 31, 2021	2,530,752	1.09
Granted	45,722,392	1.26
Vested	(43,329,376)	1.26
Forfeited or cancelled	(739,472)	1.30
Unvested as of December 31, 2022	4,184,296	1.23
Granted	10,551,248	3.05
Vested	(13,239,120)	2.52
Forfeited or cancelled	(117,792)	3.08
Unvested as of December 31, 2023	1,378,632	2.56
Granted	20,414,456	2.76
Vested	(17,225,016)	2.76
Forfeited or cancelled	(1,369,632)	2.76
Unvested as of December 31, 2024	3,198,440	2.74